Trade and other receivables - Changes in the allowance for doubtful accounts and accounts receivables (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables
Balance at the beginning of the year	R$ 5.3	R$ 8.1
Increases	2.4	1.5
Reversals	(0.8)	(4.3)
Balance at the end of the year	6.9	5.3
Accounts receivables	921.3	678.6
Not yet due
Trade and other receivables
Accounts receivables	747.3	668.6
Up to 90 days
Trade and other receivables
Accounts receivables	167.1	4.7
Over 91 days
Trade and other receivables
Accounts receivables	R$ 6.9	R$ 5.3